Earnings Per Share - Additional Information (Detail)				12 Months Ended
		May 13, 2026	May 15, 2024	Mar. 31, 2026 ¥ / shares	Mar. 31, 2025 ¥ / shares	Mar. 31, 2024 ¥ / shares
Earnings per share [line items]
Basic earnings per share	[1]			¥ 296.05	¥ 122.4	¥ 219.04
Diluted earnings per share	[1]			295.99	¥ 122.36	¥ 218.98
2026 Stock Split [Member]
Earnings per share [line items]
Basic earnings per share				148.03
Diluted earnings per share				¥ 147.99
Major ordinary share transactions [member]
Earnings per share [line items]
Stockholder equity stock split ratio		2	3

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2024.